ALTA QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS — 99.32%	Shares	Fair Value

Communications — 25.65%
Alphabet, Inc., Class A(a)	1,300	$ 3,174,327
Booking Holdings, Inc.(a)	805	1,761,412
Facebook, Inc., Class A(a)	8,300	2,885,993
Match Group, Inc.(a)	8,150	1,314,188
Take-Two Interactive Software, Inc.(a)	9,250	1,637,435
Walt Disney Co. (The)	12,200	2,144,394
		12,917,749
Consumer Discretionary — 14.17%
Fortune Brands Home & Security, Inc.	8,800	876,568
Home Depot, Inc. (The)	6,000	1,913,340
IAA, Inc.(a)	26,700	1,456,218
TJX Cos., Inc. (The)	20,950	1,412,449
Ulta Beauty, Inc.(a)	4,275	1,478,167
		7,136,742
Financials — 3.58%
Markel Corp.(a)	1,520	1,803,799

Health Care — 12.07%
PerkinElmer, Inc.	9,200	1,420,572
STERIS PLC	7,400	1,526,620
Thermo Fisher Scientific, Inc.	3,450	1,740,421
Zoetis, Inc.	7,480	1,393,973
		6,081,586
Industrials — 4.91%
Amphenol Corp., Class A	21,400	1,463,974
Raytheon Technologies Corp.	11,850	1,010,924
		2,474,898
Materials — 1.95%
Sherwin-Williams Co. (The)	3,600	980,820

Technology — 36.99%
Adobe Systems, Inc.(a)	2,850	1,669,074
Apple, Inc.	23,280	3,188,429
Broadridge Financial Solutions, Inc.	8,500	1,373,005
Citrix Systems, Inc.	8,050	944,024
Fiserv, Inc.(a)	15,300	1,635,417
MasterCard, Inc., Class A	4,100	1,496,869
Microsoft Corp.	7,900	2,140,110

PayPal Holdings, Inc.(a)	5,850	1,705,157
S&P Global, Inc.	3,225	1,323,701
Visa, Inc., Class A	7,125	1,665,968
Zebra Technologies Corp., Class A(a)	2,820	1,493,162
		18,634,916

Total Common Stocks/Investments — 99.32% (Cost $31,294,392)		50,030,510

Other Assets in Excess of Liabilities — 0.68%		344,014

NET ASSETS — 100.00%		$ 50,374,524

(a)	Non-income producing security.

GUARDIAN CAPITAL FUNDAMENTAL GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS — 98.09%	Shares	Fair Value

Communications — 13.61%
Alphabet, Inc., Class A(a)	994	$ 2,427,140
Booking Holdings, Inc.(a)	760	1,662,948
		4,090,088
Consumer Discretionary — 9.48%
Nike, Inc., Class B	9,734	1,503,805
Yum China Holdings, Inc. (China)	20,298	1,344,743
		2,848,548
Consumer Staples — 14.27%
Colgate-Palmolive Co.	15,501	1,261,007
L'Oréal S.A. (France)	2,234	995,656
Nestle S.A. (Switzerland)	9,042	1,125,962
Reckitt Benckiser Group PLC (United Kingdom)	10,228	905,046
		4,287,671
Financials — 7.28%
CME Group, Inc.	10,283	2,186,988

Health Care — 23.19%
Coloplast A/S - Series B (Denmark)	2,405	394,657
EssilorLuxottica S.A. (France)	10,843	2,001,429
Illumina, Inc.(a)	3,345	1,582,887
Novo Nordisk A/S, Class B (Denmark)	18,035	1,511,106
UnitedHealth Group, Inc.	3,688	1,476,823
		6,966,902
Industrials — 9.98%
FANUC Corp. (Japan)	3,900	940,726
Intertek Group PLC (United Kingdom)	12,381	947,076
Keyence Corp. (Japan)	2,200	1,110,446
		2,998,248
Materials — 3.14%
Chr. Hansen Holdings A/S (Denmark)	3,291	297,052
Novozymes A/S, Class B (Denmark)	8,569	645,959
		943,011
Technology — 17.14%
Accenture PLC, Class A (Ireland)	3,008	886,728
Automatic Data Processing, Inc.	4,445	882,866
MarketAxess Holdings, Inc.	1,355	628,164
MasterCard, Inc., Class A	4,750	1,734,178
Microsoft Corp.	2,145	581,081

Verisk Analytics, Inc.	2,496	436,101
		5,149,118

Total Common Stocks (Cost $23,028,349)		29,470,574

MONEY MARKET FUNDS - 1.60%

Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.01%(b)	480,928	480,928

Total Money Market Funds (Cost $480,928)		480,928

Total Investments — 99.69% (Cost $23,509,277)		29,951,502

Other Assets in Excess of Liabilities — 0.31%		91,851

NET ASSETS — 100.00%		$ 30,043,353

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.